DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
DISCONTINUED OPERATIONS
Summary of result of discontinued operations

	12/31/2019	12/31/2018	12/31/2017
		(Revised)
Net operating revenue	1,648,758	11,881,505	9,597,517
Operating costs	(1,540,551)	(7,294,157)	(7,109,832)
Operating expenses	(2,461,635)	(5,767,169)	(2,143,618)
Operating income before financial income	(2,353,428)	(1,179,821)	344,067
Net financial income	(337,401)	(1,572,694)	(3,502,329)
Effect on sale of subsidiary	6,118,816	2,967,098	—
Operating income before taxes	3,427,987	214,583	(3,158,262)
Income tax expense and social contribution	(143,012)	(313,806)	(14,659)
Profit (Loss) on discontinued operations	3,284,975	(99,223)	(3,172,921)

Summary of effect on the cash flow statement

	12/31/2019	12/31/2018	12/31/2017
		(Revised)
Operational Activities
Revenue before income tax and social contribution	3,427,987	214,583	(3,158,262)
Adjustments:
Depreciation and amortization	—	150,732	227,397
Monetary and exchange variations, net	5,396	(74,216)	(302,012)
Financial charges	361,536	2,264,293	3,609,616
Profit from the sale of shareholdings	(5,037,140)	(2,967,097)	(1,524,687)
Net operating provisions	2,058,053	2,475,670	1,046,973
Others	(1,416,476)	(136,601)	(664,140)
	(4,028,631)	1,712,780	2,393,147

Net profit from changes in operating assets and liabilities	451,783	(1,971,156)	(953,549)
Payment of financial charges	(36,404)	(40,088)	(121,073)
Payment of income tax and social contribution	(143,012)	(102,072)	—
Payment of refinancing of taxes and contributions - principal	(3,769)	(16,809)	(10,414)
Payment of legal contingencies	(48,000)	(227,204)	(74,066)
Judicial deposits	49	(116,610)	(2,116)
Net cash from operating activities	(379,997)	(546,575)	(1,926,333)

Financing activities
Loans and financing obtained	449,422	85,156	2,190,673
Payment of loans and financing - principal	(34,698)	(1,019,908)	(153,379)
Global reversal reserve resources	—	1,484,127	—
Others	—	(329)	(7,653)
Net cash from financing activities	414,724	549,046	2,029,641

Investment activities
Acquisition of property, plant and equipment	(60)	(17,538)	(23,844)
Acquisition of intangible assets	(746)	(20,014)	(34,107)
Others	7,143	7,406	(19,599)
Net cash from investment activities	6,337	(30,146)	(77,550)
Net cash from discontinued operations	41,064	(27,675)	25,758